Net finance costs - Finance costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	R 6,871	R 6,810	R 9,743
Amortisation of loan costs	132	160	135
Notional interest	633	668	945
Total finance costs	7,636	7,638	10,823
Amounts capitalised to assets under construction a class of Property, plant and equipment	(740)	(880)	(3,520)
Finance costs per income statement	6,896	6,758	7,303
Total finance costs before amortisation of loan costs and notional interest	6,871	6,810	9,743
Add: modification gain/(loss)	74		(1,193)
Less: interest accrued on long-term debt, lease liabilities and short-term debt	(1,463)	(637)	(1,412)
Less: interest (raised)/reversed on tax payable	(4)		16
Finance costs per the statement of cash flows	5,478	6,173	7,154
Debt and interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	5,419	5,238	8,226
Total finance costs before amortisation of loan costs and notional interest	5,419	5,238	8,226
Secured and unsecured debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	5,066	4,855	8,090
Total finance costs before amortisation of loan costs and notional interest	5,066	4,855	8,090
Interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	353	383	136
Total finance costs before amortisation of loan costs and notional interest	353	383	136
Lease liabilities
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	1,357	1,488	1,465
Total finance costs before amortisation of loan costs and notional interest	1,357	1,488	1,465
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest	95	84	52
Total finance costs before amortisation of loan costs and notional interest	R 95	R 84	R 52